Condensed Consolidating Financial Information - Condensed Consolidating Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net revenues	$ 77,466	$ 66,674	$ 36,795	$ 40,578	$ 136,840	$ 106,540	$ 121,480	$ 144,698	$ 221,513	$ 509,558	$ 549,167
Cost of goods sold									213,510	447,335	389,854
Gross profit	22,818	11,108	(10,135)	(15,788)	(62,082)	29,223	38,228	56,854	8,003	62,223	159,313
Total operating expenses									108,635	180,152	142,917
Income (loss) from operations	(380)	(12,874)	(40,689)	(46,689)	(136,036)	(5,349)	3,785	19,671	(100,632)	(117,929)	16,396
Interest expense, net	(4,667)	(4,854)	(4,607)	(4,625)	(4,603)	(5,048)	(4,934)	(4,797)	(18,753)	(19,382)	(12,344)
Intercompany interest, net									0	0	0
Equity in earnings (losses) of investments									0	(49,485)	(42,320)
Other income (expense)	240	(346)	101,600	(3,219)	5,890	(622)	6,066	68,526	98,275	79,860	(182,530)
Loss before income taxes									(21,110)	(106,936)	(220,798)
Income tax expense (benefit)	447	2,082	532	983	6,321	8,345	653	5,263	4,044	20,582	25,720
Net loss									(25,154)	(127,518)	(246,518)
Net (income) loss attributable to noncontrolling interests	290	(227)	297	252	650	381	(1,295)	(470)	32	(734)	658
Net loss attributable to ION									(25,122)	(128,252)	(245,860)
Payment of preferred dividends and conversion payment											6,014
Net loss applicable to common shares	$ (5,544)	$ (20,383)	$ 56,069	$ (55,264)	$ (180,878)	$ (24,541)	$ 1,188	$ 75,979	(25,122)	(128,252)	(251,874)
Comprehensive net loss									(27,128)	(129,187)	(245,770)
Comprehensive (income) loss attributable to noncontrolling interest									32	(734)	658
Comprehensive net loss attributable to ION									(27,096)	(129,921)	(245,112)
Reportable Legal Entities [Member] | ION Geophysical Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									0	0	0
Cost of goods sold									0	0	0
Gross profit									0	0	0
Total operating expenses									26,091	38,961	35,054
Income (loss) from operations									(26,091)	(38,961)	(35,054)
Interest expense, net									(18,434)	(18,537)	(12,102)
Intercompany interest, net									697	(340)	411
Equity in earnings (losses) of investments									16,604	(74,615)	(192,220)
Other income (expense)									192	4,536	12,166
Loss before income taxes									(27,032)	(127,917)	(226,799)
Income tax expense (benefit)									(1,910)	335	19,061
Net loss									(25,122)	(128,252)	(245,860)
Net (income) loss attributable to noncontrolling interests									0	0	0
Net loss attributable to ION										(128,252)	(245,860)
Payment of preferred dividends and conversion payment											6,014
Net loss applicable to common shares									(25,122)		(251,874)
Comprehensive net loss										(129,921)	(245,112)
Comprehensive (income) loss attributable to noncontrolling interest									0	0	0
Comprehensive net loss attributable to ION									(27,096)	(129,921)	(245,112)
Reportable Legal Entities [Member] | The Guarantors [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									145,615	221,008	337,570
Cost of goods sold									126,176	262,829	240,704
Gross profit									19,439	(41,821)	96,866
Total operating expenses									47,579	88,481	62,028
Income (loss) from operations									(28,140)	(130,302)	34,838
Interest expense, net									(351)	(245)	(49)
Intercompany interest, net									(3,140)	2,146	(1,374)
Equity in earnings (losses) of investments									(42,953)	32,043	(19,755)
Other income (expense)									101,978	74,295	(193,289)
Loss before income taxes									27,394	(22,063)	(179,629)
Income tax expense (benefit)									5,031	1,277	(10,883)
Net loss									22,363	(23,340)	(168,746)
Net (income) loss attributable to noncontrolling interests									0	0	0
Net loss attributable to ION										(23,340)	(168,746)
Payment of preferred dividends and conversion payment											0
Net loss applicable to common shares									22,363		(168,746)
Comprehensive net loss									20,553	(23,329)	(168,167)
Comprehensive (income) loss attributable to noncontrolling interest									0	0	0
Comprehensive net loss attributable to ION									20,553	(23,329)	(168,167)
Reportable Legal Entities [Member] | All Other Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									76,954	291,302	213,826
Cost of goods sold									88,390	187,258	151,379
Gross profit									(11,436)	104,044	62,447
Total operating expenses									34,965	52,710	45,835
Income (loss) from operations									(46,401)	51,334	16,612
Interest expense, net									32	(600)	(193)
Intercompany interest, net									2,443	(1,806)	963
Equity in earnings (losses) of investments									0	738	(19,833)
Other income (expense)									(3,895)	1,029	(1,407)
Loss before income taxes									(47,821)	50,695	(3,858)
Income tax expense (benefit)									923	18,970	17,542
Net loss									(48,744)	31,725	(21,400)
Net (income) loss attributable to noncontrolling interests									32	(734)	658
Net loss attributable to ION										30,991	(20,742)
Payment of preferred dividends and conversion payment											0
Net loss applicable to common shares									(48,712)		(20,742)
Comprehensive net loss									(50,551)	30,850	(20,779)
Comprehensive (income) loss attributable to noncontrolling interest									32	(734)	658
Comprehensive net loss attributable to ION									(50,519)	30,116	(20,121)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net revenues									(1,056)	(2,752)	(2,229)
Cost of goods sold									(1,056)	(2,752)	(2,229)
Gross profit									0	0	0
Total operating expenses									0	0	0
Income (loss) from operations									0	0	0
Interest expense, net									0	0	0
Intercompany interest, net									0	0	0
Equity in earnings (losses) of investments									26,349	(7,651)	189,488
Other income (expense)									0	0	0
Loss before income taxes									26,349	(7,651)	189,488
Income tax expense (benefit)									0	0	0
Net loss									26,349	(7,651)	189,488
Net (income) loss attributable to noncontrolling interests									0	0	0
Net loss attributable to ION										(7,651)	189,488
Payment of preferred dividends and conversion payment											0
Net loss applicable to common shares									26,349		189,488
Comprehensive net loss									29,966	(6,787)	188,288
Comprehensive (income) loss attributable to noncontrolling interest									0	0	0
Comprehensive net loss attributable to ION									$ 29,966	$ (6,787)	$ 188,288